SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									0 Months Ended	12 Months Ended			12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Warrants Issued to THCAP [Member]	Apr. 30, 2013 Warrants Deferred, Held by THCAP [Member]	Dec. 21, 2011 Long Term Convertible Note [Member]	Dec. 31, 2011 Long Term Convertible Note [Member]	Dec. 31, 2013 Long Term Convertible Note [Member]	Dec. 31, 2010 Long Term Convertible Note [Member]	Dec. 31, 2013 YA Global [Member]	Dec. 31, 2013 Cukierman & Co. [Member]	Dec. 31, 2012 Cukierman & Co. [Member]	Dec. 31, 2013 Edouard Cukierman [Member]	Dec. 31, 2012 Edouard Cukierman [Member]	Dec. 14, 2012 THCAP [Member]	Oct. 05, 2010 THCAP [Member]	Dec. 31, 2013 THCAP [Member] Business Development Services [Member]	Dec. 31, 2012 THCAP [Member] Business Development Services [Member]	Dec. 31, 2013 THCAP [Member] Director Fees [Member]	Dec. 31, 2012 THCAP [Member] Director Fees [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2013 Scenario, Forecast [Member] YA Global [Member]
Class of Stock [Line Items]
Issuance of Ordinary shares, shares														43,834						24,091
Issuance of Ordinary shares	$ 241													$ 300						$ 300						$ 600
Shares issued for services														7,500	20,932	6,501	7,787	5,119			9,868	362	1,219	1,077	1,391
Percentage of VWAP																										95.00%
Percentage of closing share price																										90.00%
Amount of each notice														25
Amount of notice														150
Debt Instrument [Line Items]
Amount of debt converted										2,523
Debt conversion, price per share										$ 6			$ 13
Shares issued in conversion										420,491
Number shares covered by warrants								3,600	140,887	160,996
Warrant extension term										2 years
Term of warrants								3 years											3 years
Exercise price of warrants								2.39											2.39
Compensation caused directly from extension											86
Debt instrument, principal amount												501
Stated interest rate												4.00%
Balance of the deferred loan												586
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for purchase			275,000
Options still available for future grants			71,582
Option term						2 years	10 years
Vesting period			4 years
Options exercised, price			$ 2.81
Weighted-average grant-date fair value of options granted			$ 4.18
Weighted-average grant-date fair value of unvested options			$ 3.89
Total intrinsic value of options exercised			91	5	33
Proceeds from exercise of options			86
Unrecognized compensation cost related to non-vested share-based compensation arrangements			$ 231